Postretirement Benefit and Post Employment Obligations - Summary of Target Asset Allocation (Detail) (Foreign Pension Plan [Member])	12 Months Ended
Dec. 31, 2014
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.70%
Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	1.10%
Derivatives [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.10%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.00%
Guaranteed Investment Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	98.10%